REDEEMABLE NONCONTROLLING INTEREST AND LONG TERM BORROWING - Changes in Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REDEEMABLE NONCONTROLLING INTEREST AND LONG TERM BORROWING
Balance at beginning of year	$ 22,358	$ 23,457
Share of CASI Wuxi net loss	(2,602)	(8,740)
Accretion of redeemable noncontrolling interest	(3,281)	(9,497)
Foreign currency translation adjustment	(621)	(1,856)
Redemption of Wuxi NCI	(22,416)
Balance at end of year	$ 0	$ 22,358